Financial Risk Management - Summary of Liquidity Risk (Detail) - EUR (€) € in Thousands	Jun. 30, 2026		Dec. 31, 2025
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current liabilities	€ 113,866	[1]	€ 172,149
Liquidity risk [member]
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	109,804		97,423
Current liabilities	113,866		172,149
Total	€ (4,062)		€ (74,726)

[1]	Unaudited